Share-Based Compensation - Weighted Average Assumptions Used to Estimate Fair Value of WhiteWave Stock Appreciation Rights Grants Issued (Detail) (WhiteWave Foods [Member], Stock Appreciation Rights (SARs) [Member], USD $)
	6 Months Ended			12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
WhiteWave Foods [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercisable Weighted Average Exercise Price	$ 16.51			$ 17.00
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested And Expected To Vest Outstanding Number	281,204			287,247
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercisable Number	88,963			70,375
Expected volatility	0.00%	[1]	28.00%	28.00%	28.00%
Expected dividend yield	0.00%	[1]	0.00%	0.00%	0.00%
Expected option term	0 years	[1]	6 years	6 years	6 years
Risk-free rate of return	0.00%	[1]	1.13%		1.05%
Risk-free rate of return minimum				1.13%
Risk-free rate of return maximum				1.66%

[1]	The Company did not grant any SARs to non-employee directors, executive officers, and employees in the three and six months ended June 30, 2014.